Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment

The Company’s plant and equipment as of September 30, 2025 and March 31, 2025 are as follows (in thousands):

	September 30,	March 31,
	2025	2025
MDLE Plant	$29,449	$29,429
Equipment	881	544
Office equipment	37	33
	30,367	30,006
Less: accumulated depreciation	2,557	1,556
	$27,810	$28,450

The Company’s equipment as of March 31, 2025 and 2024 are as follows (in thousands):

	As of March 31,
	2025	2024
MDLE Plant	$29,429	$28,591
Equipment	544	183
Office equipment	33	23
	30,006	28,797
Less: accumulated depreciation	1,556	4
	$28,450	$28,793